ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, NW, SUITE 900 WASHINGTON, DC 20005-3948 WWW.ROPESGRAY.COM

May 1, 2014	Rajib Chanda
202-508-4671
202-383-7793 fax
rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds II

File Nos. 033-43089; 811-06431

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds II (formerly Managers Trust II) (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 58 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 28, 2014 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i) Prospectus for AMG Chicago Equity Partners Balanced Fund (formerly Managers AMG Chicago Equity Partners Balanced Fund) dated April 28, 2014;

(ii) Prospectus for AMG Managers Short Duration Government Fund (formerly Managers Short Duration Government Fund) and AMG Managers Intermediate Duration Government Fund (formerly Managers Intermediate Duration Government Fund) dated April 28, 2014;

(iii) Prospectus for AMG Managers High Yield Fund (formerly Managers High Yield Fund) and AMG GW&K Enhanced Core Bond Fund (formerly Managers AMG GW&K Fixed Income Fund) dated April 28, 2014; and

(iv) Statement of Additional Information for AMG Chicago Equity Partners Balanced Fund, AMG Managers Short Duration Government Fund, AMG Managers Intermediate Duration Government Fund, AMG Managers High Yield Fund and AMG GW&K Enhanced Core Bond Fund dated April 28, 2014.

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If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda
Rajib Chanda